Commitments and Contingencies (Details 3)	Dec. 31, 2012 Claim Claimant
Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending	1,149
Number of lawsuits pending, specific claims asserted percentage	40.00%
Number of defendants included in typical complaint, low end of range	12
Number of defendants included in typical complaint, high end of range	100
Number of lawsuits pending, specific claims asserted	465
Less than $100,000 specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	281
Less than $100,000 specific damages | $15 thousand punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	18
Less than $100,000 specific damages | $10 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	13
Less than $100,000 specific damages | $20 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	3
More than $100,000 and less than $3 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	59
More than $100,000 and less than $3 million specific damages | $250 thousand punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	45
More than $100,000 and less than $3 million specific damages | $1 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	8
More than $3 million and less than $7.5 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	7
More than $3 million and less than $7.5 million specific damages | $5 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	7
$10 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	5
$10 million specific damages | $10 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	4
$50 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	4
$50 million specific damages | $50 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	4
Excess of $50 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	37
Excess of $50 million specific damages | $100 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	36
More than $10 million and less than $50 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	72
More than $10 million and less than $50 million specific damages | $13 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	72